Income Taxes (Details) MOP$ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2021 MOP (MOP$)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Income Taxes [Line Items]
Net income before taxes		$ 10,264	$ 11,300	$ 7,819
Standard income tax rate	12.00%
Effective income tax rate reconciliation withholding tax rate		10.00%
Percentage of greater than tax		50.00%
Unrecognized tax benefits		$ 929	846	925	$ 806
Statute of limitations period		5 years
Income before income tax		$ 339	$ 156	227
Tax Jurisdiction of Domicile [Extensible Enumeration]			Income Tax Jurisdiction, Domestic Federal, State, and Local
Macau Patacas [Member]
Income Taxes [Line Items]
Net income before taxes | MOP$	MOP$ 600
Foreign Tax Jurisdiction [Member]
Income Taxes [Line Items]
Net income before taxes		$ 6,146	$ 7,049	$ 2,614
Statute of limitations period		10 years
PRC [Member]
Income Taxes [Line Items]
Standard income tax rate		25.00%
Unrecognized tax benefits		$ 929	$ 846